Cash, Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Performance Bonds | Restricted Cash
Cash and Cash Equivalents [Line Items]
Escrow Deposit	$ 306	$ 300